Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2018
Registrant Name	CRM Mutual Fund Trust
Central Index Key	0001322252
Amendment Flag	false
Document Creation Date	Oct. 26, 2018
Document Effective Date	Oct. 26, 2018
Prospectus Date	Oct. 26, 2018
CRM SMALL CAP VALUE FUND | INSTITUTIONAL
Prospectus:
Trading Symbol	CRISX
CRM SMALL CAP VALUE FUND | INVESTOR
Prospectus:
Trading Symbol	CRMSX
CRM SMALL/MID CAP VALUE FUND | INSTITUTIONAL
Prospectus:
Trading Symbol	CRIAX
CRM SMALL/MID CAP VALUE FUND | INVESTOR
Prospectus:
Trading Symbol	CRMAX
CRM MID CAP VALUE FUND | INSTITUTIONAL
Prospectus:
Trading Symbol	CRIMX
CRM MID CAP VALUE FUND | INVESTOR
Prospectus:
Trading Symbol	CRMMX
CRM LARGE CAP OPPORTUNITY FUND | INSTITUTIONAL
Prospectus:
Trading Symbol	CRIGX
CRM LARGE CAP OPPORTUNITY FUND | INVESTOR
Prospectus:
Trading Symbol	CRMGX
CRM All Cap Value Fund | Investor Shares
Prospectus:
Trading Symbol	CRMEX
CRM All Cap Value Fund | Institutional Shares
Prospectus:
Trading Symbol	CRIEX
CRM LONG/SHORT OPPORTUNITIES FUND | INSTITUTIONAL SHARES
Prospectus:
Trading Symbol	CRIHX